Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Credit Losses and Recorded Investments in Loans

Allowance for Loan Losses Metrics

	Allowance for Loan Losses
	Year Ended December 31, 2013
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$159	$2,171	$47	$2,377
Total provision	52	787	—	839
Charge-offs(1)	(78)	(878)	(19)	(975)
Student loan sales	(14)	—	—	(14)
Reclassification of interest reserve(2)	—	17	—	17

Ending Balance	$119	$2,097	$28	$2,244

Allowance:
Ending balance: individually evaluated for impairment	$—	$1,048	$20	$1,068
Ending balance: collectively evaluated for impairment	$119	$1,049	$8	$1,176
Loans:
Ending balance: individually evaluated for impairment	$—	$9,262	$45	$9,307
Ending balance: collectively evaluated for impairment	$103,672	$31,051	$85	$134,808
Charge-offs as a percentage of average loans in repayment	.10%	2.78%	12.28%
Charge-offs as a percentage of average loans in repayment and forbearance	.08%	2.69%	12.28%

Allowance as a percentage of the ending total loan balance	.12%	5.20%	21.42%
Allowance as a percentage of the ending loans in repayment	.16%	6.68%	21.42%
Allowance coverage of charge-offs	1.5	2.4	1.5
Ending total loans(3)	$103,672	$40,313	$130
Average loans in repayment	$80,822	$31,556	$156
Ending loans in repayment	$76,504	$31,370	$130

(1)

Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be collected and any shortfalls in what was actually collected in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.

(2)

Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.

(3)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.

	Allowance for Loan Losses
	Year Ended December 31, 2012
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$187	$2,171	$69	$2,427
Total provision	72	1,008	—	1,080
Charge-offs(1)	(92)	(1,037)	(22)	(1,151)
Student loan sales	(8)	—	—	(8)
Reclassification of interest reserve(2)	—	29	—	29

Ending Balance	$159	$2,171	$47	$2,377

Allowance:
Ending balance: individually evaluated for impairment	$—	$1,126	$35	$1,161
Ending balance: collectively evaluated for impairment	$159	$1,045	$12	$1,216
Loans:
Ending balance: individually evaluated for impairment	$—	$7,560	$69	$7,629
Ending balance: collectively evaluated for impairment	$124,335	$32,341	$116	$156,792

Charge-offs as a percentage of average loans in repayment	.10%	3.37%	9.51%
Charge-offs as a percentage of average loans in repayment and forbearance	.08%	3.24%	9.51%
Allowance as a percentage of the ending total loan balance	.13%	5.44%	25.39%
Allowance as a percentage of the ending loans in repayment	.18%	6.89%	25.39%
Allowance coverage of charge-offs	1.7	2.1	2.1
Ending total loans(3)	$124,335	$39,901	$185
Average loans in repayment	$91,653	$30,750	$231
Ending loans in repayment	$90,731	$31,514	$185

(1)

Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be collected and any shortfalls in what was actually collected in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.

(2)

Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.

(3)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.

	Allowance for Loan Losses
	Year Ended December 31, 2011
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$189	$2,022	$72	$2,283
Total provision	86	1,179	30	1,295
Charge-offs(1)	(78)	(1,072)	(33)	(1,183)
Student loan sales	(10)	—	—	(10)
Reclassification of interest reserve(2)	—	42	—	42

Ending Balance	$187	$2,171	$69	$2,427

Allowance:
Ending balance: individually evaluated for impairment	$—	$762	$51	$813
Ending balance: collectively evaluated for impairment	$187	$1,409	$18	$1,614
Loans:
Ending balance: individually evaluated for impairment	$—	$5,313	$93	$5,406
Ending balance: collectively evaluated for impairment	$136,643	$34,021	$170	$170,834

Charge-offs as a percentage of average loans in repayment	.08%	3.72%	11.30%
Charge-offs as a percentage of average loans in repayment and forbearance	.07%	3.55%	11.30%
Allowance as a percentage of the ending total loan balance	.14%	5.52%	26.26%
Allowance as a percentage of the ending loans in repayment	.20%	7.19%	26.26%
Allowance coverage of charge-offs	2.4	2.0	2.1
Ending total loans(3)	$136,643	$39,334	$263
Average loans in repayment	$94,359	$28,790	$294
Ending loans in repayment	$94,181	$30,185	$263

(1)

Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be collected and any shortfalls in what was actually collected in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.

(2)

Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.

(3)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.

Private Education Loan Portfolio Stratified by Key Credit Quality Indicators

The following table highlights the principal balance (excluding the receivable for partially charged-off loans) of our Private Education Loan portfolio stratified by the key credit quality indicators.

	Private Education Loans Credit Quality Indicators
	December 31, 2013		December 31, 2012
(Dollars in millions)	Balance(3)	% of Balance	Balance(3)	% of Balance
Credit Quality Indicators
School Type/FICO Scores:
Traditional	$36,140	93%	$35,347	92%
Non-Traditional(1)	2,860	7	3,207	8

Total	$39,000	100%	$38,554	100%

Cosigners:
With cosigner	$26,321	67%	$24,907	65%
Without cosigner	12,679	33	13,647	35

Total	$39,000	100%	$38,554	100%

Seasoning(2):
1-12 payments	$5,171	14%	$7,371	19%
13-24 payments	5,511	14	6,137	16
25-36 payments	5,506	14	6,037	16
37-48 payments	5,103	13	4,780	12
More than 48 payments	11,181	29	8,325	22
Not yet in repayment	6,528	16	5,904	15

Total	$39,000	100%	$38,554	100%

(1)	Defined as loans to customers attending for-profit schools (with a FICO score of less than 670 at origination) and customers attending not-for-profit schools (with a FICO score of less than 640 at origination).
(2)	Number of months in active repayment for which a scheduled payment was due.
(3)	Balance represents gross Private Education Loans.

Age Analysis of Past Due Loans Delinquencies

The following tables provide information regarding the loan status and aging of past due loans.

	FFELP Loan Delinquencies
	December 31,
	2013		2012		2011
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$13,678		$17,702		$22,887
Loans in forbearance(2)	13,490		15,902		19,575
Loans in repayment and percentage of each status:
Loans current	63,330	82.8%	75,499	83.2%	77,093	81.9%
Loans delinquent 31-60 days(3)	3,746	4.9	4,710	5.2	5,419	5.8
Loans delinquent 61-90 days(3)	2,207	2.9	2,788	3.1	3,438	3.7
Loans delinquent greater than 90 days(3)	7,221	9.4	7,734	8.5	8,231	8.6

Total FFELP Loans in repayment	76,504	100%	90,731	100%	94,181	100%

Total FFELP Loans, gross	103,672		124,335		136,643
FFELP Loan unamortized premium	1,035		1,436		1,674

Total FFELP Loans	104,707		125,771		138,317
FFELP Loan allowance for losses	(119)		(159)		(187)

FFELP Loans, net	$104,588		$125,612		$138,130

Percentage of FFELP Loans in repayment		73.8%		73.0%		68.9%

Delinquencies as a percentage of FFELP Loans in repayment		17.2%		16.8%		18.1%

FFELP Loans in forbearance as a percentage of loans in repayment and forbearance		15.0%		14.9%		17.2%

(1)

Loans for customers who may still be attending school or engaging in other permitted educational activities and are not required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation, as well as loans for customers who have requested and qualify for other permitted program deferments such as military, unemployment, or economic hardships.

(2)

Loans for customers who have used their allowable deferment time or do not qualify for deferment, that need additional time to obtain employment or who have temporarily ceased making full payments due to hardship or other factors.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

	Private Education Traditional Loan Delinquencies
	December 31,
	2013		2012		2011
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$6,088		$5,421		$5,866
Loans in forbearance(2)	969		996		1,195
Loans in repayment and percentage of each status:
Loans current	26,977	92.8%	26,597	91.9%	25,110	91.4%
Loans delinquent 31-60 days(3)	674	2.3	837	2.9	868	3.2
Loans delinquent 61-90 days(3)	420	1.4	375	1.3	393	1.4
Loans delinquent greater than 90 days(3)	1,012	3.5	1,121	3.9	1,096	4.0

Total traditional loans in repayment	29,083	100%	28,930	100%	27,467	100%

Total traditional loans, gross	36,140		35,347		34,528
Traditional loans unamortized discount	(629)		(713)		(792)

Total traditional loans	35,511		34,634		33,736
Traditional loans receivable for partially charged-off loans	799		797		705
Traditional loans allowance for losses	(1,592)		(1,637)		(1,542)

Traditional loans, net	$34,718		$33,794		$32,899

Percentage of traditional loans in repayment		80.5%		81.9%		80.0%

Delinquencies as a percentage of traditional loans in repayment		7.2%		8.1%		8.6%

Loans in forbearance as a percentage of loans in repayment and forbearance		3.2%		3.3%		4.2%

(1)

Deferment includes customers who have returned to school or are engaged in other permitted educational activities and are not required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation.

(2)

Loans for customers who have requested extension of grace period generally during employment transition or who have temporarily ceased making full payments due to hardship or other factors, consistent with established loan program servicing policies and procedures.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

	Private Education Non-Traditional Loan Delinquencies
	December 31,
	2013		2012		2011
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$440		$483		$656
Loans in forbearance(2)	133		140		191
Loans in repayment and percentage of each status:
Loans current	1,791	78.3%	1,978	76.5%	2,012	74.0%
Loans delinquent 31-60 days(3)	128	5.6	175	6.8	208	7.7
Loans delinquent 61-90 days(3)	93	4.1	106	4.1	127	4.7
Loans delinquent greater than 90 days(3)	275	12.0	325	12.6	371	13.6

Total non-traditional loans in repayment	2,287	100%	2,584	100%	2,718	100%

Total non-traditional loans, gross	2,860		3,207		3,565
Non-traditional loans unamortized discount	(75)		(83)		(81)

Total non-traditional loans	2,785		3,124		3,484
Non-traditional loans receivable for partially charged-off loans	514		550		536
Non-traditional loans allowance for losses	(505)		(534)		(629)

Non-traditional loans, net	$2,794		$3,140		$3,391

Percentage of non-traditional loans in repayment		80.0%		80.6%		76.2%

Delinquencies as a percentage of non-traditional loans in repayment		21.7%		23.4%		26.0%

Loans in forbearance as a percentage of loans in repayment and forbearance		5.5%		5.1%		6.6%

(1)

Deferment includes customers who have returned to school or are engaged in other permitted educational activities and are not required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation.

(2)

Loans for customers who have requested extension of grace period generally during employment transition or who have temporarily ceased making full payments due to hardship or other factors, consistent with established loan program servicing policies and procedures.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

Receivable for Partially Charged-Off Loans

The following table summarizes the activity in the receivable for partially charged-off loans.

	Years Ended December 31,
(Dollars in millions)	2013	2012	2011
Receivable at beginning of period	$1,347	$1,241	$1,040
Expected future recoveries of current period defaults(1)	290	351	391
Recoveries(2)	(230)	(189)	(155)
Charge-offs(3)	(94)	(56)	(35)

Receivable at end of period	1,313	1,347	1,241
Allowance for estimated recovery shortfalls(4)	(336)	(198)	(148)

Net receivable at end of period	$977	$1,149	$1,093

(1)	Represents the difference between the loan balance and our estimate of the amount to be collected in the future.

(2)	Current period cash collections.

(3)

Represents the current period recovery shortfall – the difference between what was expected to be collected and what was actually collected. These amounts are included in the Private Education Loan total charge-offs as reported in the “Allowance for Loan Losses Metrics” tables.

(4)

The allowance for estimated recovery shortfalls of the receivable for partially charged-off Private Education Loans is a component of the $2.1 billion, $2.2 billion and $2.2 billion overall allowance for Private Education Loan losses as of December 31, 2013, 2012 and 2011, respectively.

Recorded Investment, Unpaid Principal Balance and Related Allowance for TDR Loans

The following table provides the recorded investment, unpaid principal balance and related allowance for our TDR loans.

	TDR Loans
(Dollars in millions)	Recorded Investment(1)	Unpaid Principal Balance	Related Allowance
December 31, 2013
Private Education Loans — Traditional	$7,515	$7,559	$812
Private Education Loans — Non-Traditional	1,434	1,427	236

Total	$8,949	$8,986	$1,048

December 31, 2012
Private Education Loans — Traditional	$5,999	$6,074	$844
Private Education Loans — Non-Traditional	1,295	1,303	282

Total	$7,294	$7,377	$1,126

(1)	The recorded investment is equal to the unpaid principal balance and accrued interest receivable net of unamortized deferred fees and costs.

Average Recorded Investment and Interest Income Recognized for TDR

The following table provides the average recorded investment and interest income recognized for our TDR loans.

	Years Ended December 31,
	2013		2012		2011
(Dollars in millions)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Private Education Loans — Traditional	$6,805	$418	$5,181	$333	$1,960	$121
Private Education Loans — Non-Traditional	1,376	112	1,205	106	560	48

Total	$8,181	$530	$6,386	$439	$2,520	$169

Modified Loans Accounts for TDR

The following table provides the amount of modified loans that resulted in a TDR in the periods presented. Additionally, the table summarizes charge-offs occurring in the TDR portfolio, as well as TDRs for which a payment default occurred in the current period within 12 months of the loan first being designated as a TDR. We define payment default as 60 days past due for this disclosure. The majority of our loans that are considered TDRs involve a temporary forbearance of payments and do not change the contractual interest rate of the loan.

	Years Ended December 31,
	2013			2012			2011
(Dollars in millions)	Modified Loans(1)	Charge- Offs(2)	Payment- Default	Modified Loans(1)	Charge- Offs(2)	Payment- Default	Modified Loans(1)	Charge- Offs(2)	Payment- Default
Private Education Loans — Traditional	$2,114	$372	$680	$2,375	$389	$1,351	$4,103	$99	$1,036
Private Education Loans — Non-Traditional	314	132	184	443	152	420	951	55	414

Total	$2,428	$504	$864	$2,818	$541	$1,771	$5,054	$154	$1,450

(1)	Represents period ending balance of loans that have been modified during the period and resulted in a TDR.

(2)	Represents loans that charged off that were classified as TDRs.

Accrued Interest Receivable

The following table provides information regarding accrued interest receivable on our Private Education Loans. The table also discloses the amount of accrued interest on loans greater than 90 days past due as compared to our allowance for uncollectible interest. The allowance for uncollectible interest exceeds the amount of accrued interest on our 90 days past due portfolio for all periods presented.

	Accrued Interest Receivable As of December 31,
(Dollars in millions)	Total	Greater Than 90 Days Past Due	Allowance for Uncollectible Interest
2013
Private Education Loans — Traditional	$926	$35	$46
Private Education Loans — Non-Traditional	97	13	20

Total	$1,023	$48	$66

2012
Private Education Loans — Traditional	$798	$39	$45
Private Education Loans — Non-Traditional	106	16	22

Total	$904	$55	$67

2011
Private Education Loans — Traditional	$870	$36	$44
Private Education Loans — Non-Traditional	148	18	28

Total	$1,018	$54	$72

Troubled Debt Restructured Loans [Member]
Age Analysis of Past Due Loans Delinquencies

The following tables provide information regarding the loan status and aging of TDR loans that are past due.

	TDR Loan Delinquencies
	December 31,
	2013		2012		2011
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in deferment(1)	$913		$574		$285
Loans in forbearance(2)	740		544		696
Loans in repayment and percentage of each status:
Loans current	5,613	76.5%	4,619	73.8%	3,018	69.7%
Loans delinquent 31-60 days(3)	469	6.4	478	7.6	427	9.8
Loans delinquent 61-90 days(3)	330	4.5	254	4.1	215	5.0
Loans delinquent greater than 90 days(3)	921	12.6	908	14.5	672	15.5

Total TDR loans in repayment	7,333	100%	6,259	100%	4,332	100%

Total TDR loans, gross	$8,986		$7,377		$5,313

(1)

Deferment includes customers who have returned to school or are engaged in other permitted educational activities and are not required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation.

(2)

Loans for customers who have requested extension of grace period generally during employment transition or who have temporarily ceased making full payments due to hardship or other factors, consistent with established loan program servicing policies and procedures.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.